RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS - RESERVES FOR RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period			$ 21	$ 90	$ 90	$ 59	$ 2
Restructuring charges	$ 16	$ 6	42	22
Distribution of prefunded restructuring costs					(36)
Restructuring payments			(23)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities						1	1
Foreign currency effect on liability balance			1			(6)
Accrued liabilities at the end of the period	41		41		21	90	59
Current portion of restructuring reserves	37		37		14	85
Long-term portion of restructuring reserve	4		4		7	7
2014 initiatives
Accrued restructuring costs roll forward
Restructuring charges							60
Restructuring payments							(4)
2015 initiatives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period			3	13	13
Restructuring charges						111
Restructuring payments						(75)
Accrued liabilities at the end of the period					3	13
2016 initiatives
Accrued restructuring costs roll forward
Restructuring charges					25
Restructuring payments					(58)
Titanium Dioxide
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period			12	57	57	49	2
Restructuring charges			33
Distribution of prefunded restructuring costs					(23)
Restructuring payments			(14)
Foreign currency effect on liability balance			1		(2)	(5)
Accrued liabilities at the end of the period	32		32		12	57	49
Current portion of restructuring reserves	28		28		5
Long-term portion of restructuring reserve	4		4		7
Titanium Dioxide | 2014 initiatives
Accrued restructuring costs roll forward
Restructuring charges							51
Restructuring payments							(4)
Titanium Dioxide | 2015 initiatives
Accrued restructuring costs roll forward
Restructuring charges						75
Restructuring payments						(62)
Titanium Dioxide | 2016 initiatives
Accrued restructuring costs roll forward
Restructuring charges					9
Restructuring payments					(29)
Performance Additives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period			9	$ 33	33	10
Restructuring charges			9
Distribution of prefunded restructuring costs					(13)
Restructuring payments			(9)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities						1	1
Foreign currency effect on liability balance					2	(1)
Accrued liabilities at the end of the period	9		9		9	33	10
Current portion of restructuring reserves	$ 9		$ 9		9
Performance Additives | 2014 initiatives
Accrued restructuring costs roll forward
Restructuring charges							$ 9
Performance Additives | 2015 initiatives
Accrued restructuring costs roll forward
Restructuring charges						36
Restructuring payments						$ (13)
Performance Additives | 2016 initiatives
Accrued restructuring costs roll forward
Restructuring charges					16
Restructuring payments					$ (29)